Fair Value Instruments (Tables)	6 Months Ended	8 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	June 30, 2025	December 31, 2024
Assets:
Cash and marketable securities held in Trust Account	1	$207,423,035	$203,188,704

Liabilities:
Warrant liability	2	$557,850	$241,735

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2024
Assets:
Cash and marketable securities held in Trust Account	1	$203,188,704

Liabilities:
Warrant liability	2	$241,735

Schedule of Estimated Fair Value of Working Capital Note
The fair value of the warrants was estimated using the following assumptions:

	Upon Issuance	As of September 11, 2024
Stock Price	$9.08	$9.18
Volatility	9.0%	8.0%
Risk free interest rate	3.78%	3.52%
Exercise price	$11.50	$11.50
Time to maturity – years	6.75	6.72

Schedule of Fair Value of Working Capital Note
The change in the fair value of the Level 3 warrant liability in the period from May 8, 2024 (date of inception) through September 11, 2024, is as follows:

Period from May 8, 2024 (Inception) through September 11, 2024
Fair value - beginning of period	$—
Additions	58,060
Change in fair value	2,929,653
Transfers out of level 3 to level 2	(2,987,713)

Fair value - end of period	$—